Derivative Assets And Liabilities Derivative Assets and Lianilities (Offsetting Agreements Netting Table) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Asset Derivatives	$ 363	$ 454
Derivative Liability, Fair Value, Gross Liability	(672)	(532)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(4)	(17)
Derivative Liability, Fair Value, Amount Offset Against Collateral	4	17
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(338)	(309)
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	338	309
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	21	128
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(330)	(206)
Without offsetting agreements [Member]
Asset Derivatives	0	0
Derivative Liability, Fair Value, Gross Liability	(194)	(176)
OTC Contracts [Member]
Asset Derivatives	25	63
Derivative Liability, Fair Value, Gross Liability	(58)	(47)
Broker cleared derivative contracts [Member]
Asset Derivatives	338	391
Derivative Liability, Fair Value, Gross Liability	$ (420)	$ (309)